Operating Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Jul. 31, 2024	Jul. 31, 2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 6 months 29 days	3 years 4 months 6 days
Weighted average discount rate	8.50%	4.90%